SCHEDULE OF KEY MANAGEMENT TRANSACTIONS (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 1,053,041	$ 482,162	$ 2,179,698	$ 1,299,508
CEO and Director [member]CEO and Director [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	109,438	109,437	520,089	325,125
CEO [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	124,208	64,463	302,886	190,164
Directors [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	30,744	41,910	70,203	119,335
Other related parties [member]
IfrsStatementLineItems [Line Items]
Management fees paid to a company, total	$ 264,390	$ 215,810	$ 893,178	$ 634,624